Expense Example	Sep. 24, 2025 USD ($)
Liberty One Spectrum ETF | Liberty One Spectrum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Liberty One Defensive Dividend Growth ETF | Liberty One Defensive Dividend Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	278
Liberty One Tactical Income ETF | Liberty One Tactical Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 328